Basis of preparation	12 Months Ended
Mar. 31, 2021
Basis of preparation
Basis of preparation

 1. Basis of preparation

This section describes the critical accounting judgements and estimates that management has identified as having a potentially material impact on the Group’s consolidated financial statements and sets out our significant accounting policies that relate to the financial statements as a whole. Where an accounting policy is generally applicable to a specific note to the financial statements, the policy is described within that note. We have also detailed below the new accounting pronouncements that we will adopt in future years and our current view of the impact they will have on our financial reporting.

The consolidated financial statements are prepared in accordance with International Accounting Standards in conformity with the requirements of the UK companies Act 2006 (‘the Act’), International Financial Reporting Standards (“IFRS”) adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union and IFRS as issued by the International Accounting Standards Board (IASB). The consolidated financial statements are prepared on a going concern basis (see page 109).

Vodafone Group Plc is incorporated and domiciled in England and Wales (registration number 1833679). The registered address of the Company is Vodafone House, The Connection, Newbury, Berkshire, RG14 2FN, England.

IFRS requires the Directors to adopt accounting policies that are the most appropriate to the Group’s circumstances. These have been applied consistently to all the years presented, unless otherwise stated. In determining and applying accounting policies, Directors and management are required to make judgements and estimates in respect of items where the choice of specific policy, accounting judgement, estimate or assumption to be followed could materially affect the Group’s reported financial position, results or cash flows and disclosure of contingent assets or liabilities during the reporting period; it may later be determined that a different choice may have been more appropriate.

The Group’s critical accounting judgements and key sources of estimation uncertainty are detailed below. Actual outcomes could differ from those estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimate is revised if the revision affects only that period; they are recognised in the period of the revision and future periods if the revision affects both current and future periods.

Management regularly reviews, and revises as necessary, the accounting judgements that significantly impact the amounts recognised in the financial statements and the estimates that are considered to be “critical estimates” due to their potential to give rise to material adjustments in the Group’s financial statements in the year to 31 March 2022. As at 31 March 2021, management has identified critical judgements in respect of revenue recognition, lease accounting, valuing assets and liabilities acquired in business combinations, the accounting for tax disputes in India, the classification of joint arrangements and whether to recognise provisions or to disclose contingent liabilities. In addition, management has identified critical accounting estimates in relation to the recovery of deferred tax assets, post employment benefits and impairments; estimates have also been identified that are not considered to be critical in respect of the allocation of revenue to goods and services, the useful economic lives of finite lived intangibles and property, plant and equipment.

The majority of the Group’s provisions are either long-term in nature (such as asset retirement obligations) or relate to shorter-term liabilities (such as those relating to restructuring and property) where there is not considered to be a significant risk of material adjustment in the next financial year. Critical judgements exercised in respect of tax disputes in India, include the cases relating to our acquisition of Hutchison Essar Limited (Vodafone India).

These critical accounting judgements, estimates and related disclosures have been discussed with the Group’s Audit and Risk Committee.

Critical accounting judgements and key sources of estimation uncertainty

Revenue recognition

Revenue recognition under IFRS 15 necessitates the collation and processing of very large amounts of data and the use of management judgements and estimates to produce financial information. The most significant accounting judgements and source of estimation uncertainty are disclosed below.

Gross versus net presentation

If the Group has control of goods or services when they are delivered to a customer, then the Group is the principal in the sale to the customer; otherwise the Group is acting as an agent. Whether the Group is considered to be the principal or an agent in the transaction depends on analysis by management of both the legal form and substance of the agreement between the Group and its business partners; such judgements impact the amount of reported revenue and operating expenses (see note 2 “Revenue disaggregation and segmental analysis”) but do not impact reported assets, liabilities or cash flows. Scenarios requiring judgement to determine whether the Group is a principal or an agent include, for example, those where the Group delivers third-party branded services (such as premium music or TV content) to customers.

Allocation of revenue to goods and services provided to customers

Revenue is recognised when goods and services are delivered to customers (see note 2 “Revenue disaggregation and segmental analysis”). Goods and services may be delivered to a customer at different times under the same contract, hence it is necessary to allocate the amount payable by the customer between goods and services on a ‘relative standalone selling price basis’; this requires the identification of performance obligations (‘obligations’) and the determination of standalone selling prices for the identified obligations. The determination of obligations is, for the primary goods and services sold by the Group, not considered to be a critical accounting judgement; the Group’s policy on identifying obligations is disclosed in note 2 “Revenue disaggregation and segmental analysis”. The determination of standalone selling prices for identified obligations is discussed below.

It is necessary to estimate the standalone price when the Group does not sell equivalent goods or services in similar circumstances on a standalone basis. When estimating the standalone price the Group maximises the use of external inputs; methods for estimating standalone prices include determining the standalone price of similar goods and services sold by the Group, observing the standalone prices for similar goods and services when sold by third parties or using a cost-plus reasonable margin approach (which is sometimes the case for devices and other equipment). Where it is not possible to reliably estimate standalone prices due to a lack of observable standalone sales or highly variable pricing, which is sometimes the case for services, the standalone price of an obligation may be determined as the transaction price less the standalone prices of other obligations in the contract. The standalone price determined for obligations materially impacts the allocation of revenue between obligations and impacts the timing of revenue when obligations are provided to customers at different times – for example, the allocation of revenue between devices, which are usually delivered up-front, and services which are typically delivered over the contract period. However, there is not considered to be a significant risk of material adjustment to the carrying value of contract-related assets or liabilities in the 12 months after the balance sheet date if these estimates were revised.

Lease accounting

Lease accounting under IFRS 16 is complex and necessitates the collation and processing of very large amounts of data and the increased use of management judgements and estimates to produce financial information. The most significant accounting judgements are disclosed below.

Lease identification

Whether the arrangement is considered a lease or a service contract depends on the analysis by management of both the legal form and substance of the arrangement between the Group and the counter-party to determine if control of an identified asset has been passed between the parties; if not, the arrangement is a service arrangement. Control exists if the Group obtains substantially all of the economic benefit from the use of the asset, and has the ability to direct its use, for a period of time. An identified asset exists where an agreement explicitly or implicitly identifies an asset or a physically distinct portion of an asset which the lessor has no substantive right to substitute.

The scenarios requiring the greatest judgement include those where the arrangement is for the use of fibre or other fixed telecommunication lines. Generally, where the Group has exclusive use of a physical line it is determined that the Group can also direct the use of the line and therefore leases will be recognised. Where the Group provides access to fibre or other fixed telecommunication lines to another operator on a wholesale basis the arrangement will generally be identified as a lease, whereas when the Group provides fixed line services to an end-user, generally control over such lines is not passed to the end-user and a lease is not identified.

The impact of determining whether an agreement is a lease or a service depends on whether the Group is a potential lessee or lessor in the arrangement and, where the Group is a lessor, whether the arrangement is classified as an operating or finance lease. The impacts for each scenario are described below where the Group is potentially:

-A lessee. The judgement impacts the nature and timing of both costs and reported assets and liabilities. A lease results in an asset and a liability being reported and depreciation and interest being recognised; the interest charge will decrease over the life of the lease. A service contract results in operating expenses being recognised evenly over the life of the contract and no assets or liabilities being recorded (other than trade payables, prepayments and accruals).

-An operating lessor. The judgement impacts the nature of income recognised. An operating lease results in lease income being recognised whilst a service contract results in service revenue. Both are recognised evenly over the life of the contract.

-A finance lessor. The judgement impacts the nature and timing of both income and reported assets. A finance lease results in the lease income being recognised at commencement of the lease and an asset (the net investment in the lease) being recorded.

Lease term

Where leases include additional optional periods after an initial lease term, significant judgement is required in determining whether these optional periods should be included when determining the lease term. The impact of this judgement is significantly greater where the Group is a lessee. As a lessee, optional periods are included in the lease term if the Group is reasonably certain it will exercise an extension option or will not exercise a termination option; this depends on an analysis by management of all relevant facts and circumstances including the leased asset's nature and purpose, the economic and practical potential for replacing the asset and any plans that the Group has in place for the future use of the asset. Where a leased asset is highly customised (either when initially provided or as a result of leasehold improvements) or it is impractical or uneconomic to replace then the Group is more likely to judge that lease extension options are reasonably certain to be exercised. The value of the right-of-use asset and lease liability will be greater when extension options are included in the lease term. The normal approach adopted for lease term by asset class is described below.

The lease terms can vary significantly by type and use of asset and geography. In addition, the exact lease term is subject to the non-cancellable period and rights and options in each contract. Generally, lease terms are judged to be the longer of the minimum lease term and:

-Between 5 and 10 years for land and buildings (excluding retail), with terms at the top end of this range if the lease relates to assets that are considered to be difficult to exit sooner for economic, practical or reputational reasons;

-To the next contractual lease break date for retail premises (excluding breaks within the next 12 months);

-Where leases are used to provide internal connectivity the lease term for the connectivity is aligned to the lease term or useful economic life of the assets connected;

-The customer service agreement length for leases of local loop connections or other assets required to provide fixed line services to individual customers; and

-Where there are contractual agreements to provide services using leased assets, the lease term for these assets is generally set in accordance with the above principles or for the lease term required to provide the services for the agreed service period, if longer.

In most instances the Group has options to renew or extend leases for additional periods after the end of the lease term which are assessed using the criteria above.

Lease terms are reassessed if a significant event or change in circumstances occurs relating to the leased assets that is within the control of the Group; such changes usually relate to commercial agreements entered into by the Group, or business decisions made by the Group.  Where such changes change the Group’s assessment of whether it is reasonably certain to exercise options to extend, or not terminate leases, then the lease term is reassessed and the lease liability is remeasured, which in most cases will increase the lease liability.

Taxation

The Group’s tax charge on ordinary activities is the sum of the total current and deferred tax charges. The calculation of the Group’s total tax charge involves estimation and judgement in respect of certain matters, being principally:

Recognition of deferred tax assets

Significant items on which the Group has exercised accounting estimation and judgement include the recognition of deferred tax assets in respect of losses in Luxembourg, Germany and Spain as well as capital allowances in the United Kingdom. The recognition of deferred tax assets, particularly in respect of tax losses, is based upon whether management judge that it is probable that there will be sufficient and suitable taxable profits in the relevant legal entity or tax group against which to utilise the assets in the future. The Group assesses the availability of future taxable profits using the same undiscounted five year forecasts for the Group’s operations as are used in the Group’s value in use calculations (see note 4 “Impairment losses”).

Where tax losses are forecast to be recovered beyond the five year period, the availability of taxable profits is assessed using the cash flows and long-term growth rates used for the value in use calculations.

The estimated cash flows inherent in these forecasts include the unsystematic risks of operating in the telecommunications business including the potential impacts of changes in the market structure, trends in customer pricing, the costs associated with the acquisition and retention of customers, future technological evolutions and potential regulatory changes, such as our ability to acquire and/or renew spectrum licences.

Changes in the estimates which underpin the Group’s forecasts could have an impact on the amount of future taxable profits and could have a significant impact on the period over which the deferred tax asset would be recovered.

The Group only considers substantively enacted tax laws when assessing the amount and availability of tax losses to offset against the future taxable profits. See note 6 “Taxation” to the consolidated financial statements.

Uncertain tax positions

The tax impact of a transaction or item can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process. The Group uses in-house tax experts when assessing uncertain tax positions and seeks the advice of external professional advisors where appropriate. The most significant judgement in this area relates to the Group’s tax disputes in India, including the cases relating to the Group’s acquisition of Hutchison Essar Limited (Vodafone India) and the impact of the European Commission's challenge to the UK's Controlled Foreign Company rules. Further details of the tax disputes in India are included in note 29 “Contingent liabilities and legal proceedings” and further information on the European Commission's challenge are include in note 6 "Taxation" to the consolidated financial statements.

Business combinations and goodwill

When the Group completes a business combination, the fair values of the identifiable assets and liabilities acquired, including intangible assets, are recognised. The determination of the fair values of acquired assets and liabilities is based, to a considerable extent, on management's judgement. If the purchase consideration exceeds the fair value of the net assets acquired then the incremental amount paid is recognised as goodwill. If the purchase price consideration is lower than the fair value of the assets acquired then the difference is recorded as a gain in the income statement.

Allocation of the purchase price between finite lived assets (discussed below) and indefinite lived assets such as goodwill affects the subsequent results of the Group as finite lived intangible assets are amortised, whereas indefinite lived intangible assets, including goodwill, are not amortised.

See note 27 "Acquisitions and disposals" to the consolidated financial statements for further details.

Joint arrangements

The Group participates in a number of joint arrangements where control of the arrangement is shared with one or more other parties. Judgement is required to classify joint arrangements in a separate legal entity as either a joint operation or as a joint venture, which depends on management’s assessment of the legal form and substance of the arrangement taking into account relevant facts and circumstances such as whether the owners have rights to substantially all the economic outputs and, in substance, settle the liabilities of the entity.

The classification can have a material impact on the consolidated financial statements. The Group’s share of assets, liabilities, revenue, expenses and cash flows of joint operations are included in the consolidated financial statements on a line-by-line basis, whereas the Group’s investment and share of results of joint ventures are shown within single line items in the consolidated statement of financial position and consolidated income statement respectively. See note 12 “Investments in associates and joint arrangements” to the consolidated financial statements.

Finite lived intangible assets

Other intangible assets include amounts spent by the Group acquiring licences and spectrum, customer bases and the costs of purchasing and developing computer software.

Where intangible assets are acquired through business combinations and no active market for the assets exists, the fair value of these assets is determined by discounting estimated future net cash flows generated by the asset. Estimates relating to the future cash flows and discount rates used may have a material effect on the reported amounts of finite lived intangible assets.

Estimation of useful life

The useful life over which intangible assets are amortised depends on management’s estimate of the period over which economic benefit will be derived from the asset. Useful lives are periodically reviewed to ensure that they remain appropriate. Management’s estimates of useful life have a material impact on the amount of amortisation recorded in the year, but there is not considered to be a significant risk of material adjustment to the carrying values of intangible assets in the year to 31 March 2022 if these estimates were revised. The basis for determining the useful life for the most significant categories of intangible assets are discussed below.

Customer bases

The estimated useful life principally reflects management’s view of the average economic life of the customer base and is assessed by reference to customer churn rates. An increase in churn rates may lead to a reduction in the estimated useful life and an increase in the amortisation charge.

Capitalised software

For computer software, the estimated useful life is based on management’s view, considering historical experience with similar products as well as anticipation of future events which may impact their life such as changes in technology. The useful life will not exceed the duration of a licence.

Property, plant and equipment

Property, plant and equipment represents 26.6% of the Group’s total assets (2020: 23.7%, re-presented from 23.3% to reflect that Vodafone Egypt is no longer held for sale, see note 7 “Discontinued operations and assets and liabilities held for sale”). Estimates and assumptions made may have a material impact on their carrying value and related depreciation charge. See note 11 “Property, plant and equipment” to the consolidated financial statements for further details.

Estimation of useful life

The depreciation charge for an asset is derived using estimates of its expected useful life and expected residual value, which are reviewed annually. Management’s estimates of useful life have a material impact on the amount of depreciation recorded in the year, but there is not considered to be a significant risk of material adjustment to the carrying values of property, plant and equipment in the year to 31 March 2022 if these estimates were revised.

Management determines the useful lives and residual values for assets when they are acquired, based on experience with similar assets and taking into account other relevant factors such as any expected changes in technology.

Post employment benefits

Management uses estimates when determining the Group’s liabilities and expenses arising for defined benefit pension schemes. Management is required to estimate the future rates of inflation, salary increases, discount rates and longevity of members, each of which may have a material impact on the defined benefit obligations that are recorded. Further details, including a sensitivity analysis, are included in note 25 “Post employment benefits” to the consolidated financial statements.

Contingent liabilities

The Group exercises judgement to determine whether to recognise provisions and the exposures to contingent liabilities related to pending litigations or other outstanding claims subject to negotiated settlement, mediation, arbitration or government regulation, as well as other contingent liabilities (see note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements). Judgement is necessary to assess the likelihood that a pending claim will succeed, or a liability will arise.

Impairment reviews

IFRS requires management to perform impairment tests annually for indefinite lived assets, for finite lived assets and for equity accounted investments, if events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Impairment testing requires management to judge whether the carrying value of assets can be supported by the net present value of future cash flows that they generate. Calculating the net present value of the future cash flows requires estimates to be made in respect of highly uncertain matters including management’s expectations of:

– growth in adjusted EBITDA, calculated as adjusted operating profit before depreciation and amortisation;
– timing and amount of future capital expenditure, licence and spectrum payments;
– long-term growth rates; and
– appropriate discount rates to reflect the risks involved.

A lack of observable market data on fair values for equivalent assets means that the Group’s valuation approach for impairment testing focuses primarily on value in use. For a number of reasons, transaction values agreed as part of any business acquisition or disposal may be higher than the assessed value in use. Where the Group has interests in listed entities, market data, such as share price, is used to assess the fair value of those interests.

Management prepares formal five year forecasts for the Group’s operations, which are used to estimate their value in use; a long-term growth rate into perpetuity has been determined as the lower of:

– the nominal GDP growth rates for the country of operation; and
– the long-term compound annual growth rate in adjusted EBITDA in years six to ten, as estimated by management.

Management continues to review the impact of COVID-19 and the impairment review is based on expected cash flows that include management’s best estimate of potential COVID-19 impacts.

Changing the assumptions selected by management, in particular the adjusted EBITDA and growth rate assumptions used in the cash flow projections, could significantly affect the Group’s impairment evaluation and hence reported assets and profits or losses. Further details, including a sensitivity analysis, are included in note 4 “Impairment losses” to the consolidated financial statements.

For operations that are classified as held for sale, management is required to determine whether the carrying value of the discontinued operation can be supported by the fair value less costs to sell. Where not observable in a quoted market, management has determined fair value less costs to sell by reference to the outcomes from the application of a number of potential valuation techniques, determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Significant accounting policies applied in the current reporting period that relate to the financial statements as a whole

Accounting convention

The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value.

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 31 “Related undertakings” to the consolidated financial statements), joint operations that are subject to joint control and the results of joint ventures and associates (see note 12 “Investments in associates and joint arrangements” to the consolidated financial statements).

Foreign currencies

The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Changes in the fair value of monetary securities denominated in foreign currency are analysed between translation differences and other changes in the carrying amount of the security. Translation differences are recognised in the consolidated income statement and other changes in carrying amount are recognised in the consolidated statement of comprehensive income.

Translation differences on non-monetary financial assets, such as investments in equity securities classified at fair value through other comprehensive income, are reported as part of the fair value gain or loss and are included in the consolidated statement of comprehensive income.

Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.

For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date.

Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss in the consolidated income statement.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.

The net foreign exchange loss recognised in the consolidated income statement for the year ended 31 March 2021 is  €13 million (31 March 2020: €146 million loss; 2019: €2,277 million loss). The net gains and net losses are recorded within operating profit (2021: €1 million charge; 2020: €24 million credit; 2019: €1 million charge), non-operating expense (2021: €4 million credit; 2020: €37 million credit; 2019: €nil), investment income (2021: €23 million charge 2020: €205 million charge; 2019: €190 million charge), income tax expense (2021: €7 million credit; 2020: €2 million charge; 2019: €7 million charge) and loss for the financial year from discontinued operations (2021: €nil, 2020: €nil, 2019: €2,079 million charge). The foreign exchange gains and losses included within other income and expense and non- operating expense arise on the disposal of subsidiaries, interests in joint ventures, associates and investments from the recycling of foreign exchange gains and losses previously recognised in the consolidated statement of comprehensive income.

Current or non-current classification

Assets are classified as current in the consolidated statement of financial position where recovery is expected within 12 months of the reporting date. All assets where recovery is expected more than 12 months from the reporting date and all deferred tax assets, goodwill and intangible assets, property, plant and equipment and investments in associates and joint ventures are reported as non-current.

Liabilities are classified as current unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. For provisions, where the timing of settlement is uncertain, amounts are classified as non-current where settlement is expected more than 12 months from the reporting date. In addition, deferred tax liabilities and post-employment benefits are reported as non-current.

Inventory

Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition.

New accounting pronouncements adopted on 1 April 2020

The Group adopted the following new accounting policies on 1 April 2020 to comply with amendments to IFRS. The accounting pronouncements, none of which had a material impact on the Group’s financial reporting on adoption, are:

–Amendments to IFRS 3 “Definition of a Business”;

–Amendments to IAS 1 and IAS 8 “Definition of Material”; and

–Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”.

New accounting pronouncements to be adopted on or after 1 April 2021

The IASB has issued the following pronouncements for annual periods beginning on or after 1 January 2021.

–Amendments to IFRS 16 “Covid-19-Related Rent Concessions” and “Covid-19-Related Rent Concessions beyond 30 June 2021”;

–Amendments to IFRS 4 “Extension of the Temporary Exemption from Applying IFRS 9”; and

–Amendments to IFRS 9, IAS 39, IFRS 4, IFRS 7 and IFRS 16 “Interest Rate Benchmark Reform – Phase 2”.

These amendments have either been endorsed by the EU before 31 December 2020 or by the UK Endorsement Board thereafter. The Group’s financial reporting will be presented in accordance with the above new standards from 1 April 2021. The changes are not expected to have a material impact on the consolidated income statement, consolidated statement of financial position or consolidated cash flow statement.

New accounting pronouncements to be adopted on or after 1 April 2022

The following narrow-scope amendments have been issued by the IASB and are effective for annual periods beginning on or after 1 January 2022; they were not endorsed by the EU at 31 December 2020 and have not yet been endorsed by the UK Endorsement Board.

–Annual improvements to IFRS Standards 2018-2020;

–Amendments to IAS 16 “Property, Plant and Equipment: Proceeds before Intended Use”;

–Amendments to IAS 37 “Onerous Contracts - Cost of Fulfilling a Contract”; and

–Amendment to IFRS 3 “Reference to the Conceptual Framework”.

The following new standards have also been issued by the IASB and are effective for periods beginning on or after 1 January 2023; they were not endorsed by the EU at 31 December 2020 and have not yet been endorsed by the UK Endorsement Board.

–IFRS 17 “Insurance Contracts” and Amendments to IFRS 17 “Insurance Contracts”;

–Amendments to IAS 1 “Classification of Liabilities as Current or Non-Current” (including deferral of its effective date);

–Amendments to IAS 1 “Disclosure of Accounting Policies” and Amendments to IAS 8 “Definition of Accounting Estimates”; and

–Amendment to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”.

The Group is assessing the impact of these new standards and the Group’s financial reporting and will be presented in accordance with these standards from 1 April 2022 or 1 April 2023 as applicable.